Capital adequacy (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Swiss capital
Swiss CET1 capital	SFr 38,529	SFr 35,351
Going concern capital	54,372	51,192
Gone concern capital	46,648	41,852
Total loss-absorbing capacity (TLAC)	101,020	93,044
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	268,418	275,576
Leverage exposure	SFr 889,137	SFr 812,996
Swiss capital ratios
Swiss CET1 ratio	0.144	0.128
Going concern capital ratio	20.30%	18.60%
Gone concern capital ratio	17.40%	15.20%
TLAC ratio	0.376	0.338
Swiss leverage ratios
Swiss CET1 leverage ratio	4.30%	4.30%
Going concern leverage ratio	6.10%	6.30%
Gone concern leverage ratio	5.20%	5.10%
TLAC leverage ratio	11.40%	11.40%
Capital ratio requirements %
Swiss CET1 ratio requirement	10.00%	10.00%
Going concern capital ratio requirement	14.30%	14.30%
Gone concern capital ratio requirement	14.30%	14.30%
TLAC ratio requirement	0.286	0.286
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	3.50%	3.50%
Going concern leverage ratio requirement	5.00%	5.00%
Gone concern leverage ratio requirement	5.00%	5.00%
TLAC leverage ratio requirement	10.00%	10.00%
Description of Other Regulatory Limitations	Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations). Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
Gone concern capital, phase-in	SFr 46,897	SFr 42,198
Instruments being phase-in	249	SFr 346
Gone concern ratio including central bank funds		4.50%
Leverage exposure, including central bank funds		SFr 923,673
Central bank funds		110,677
Bank
Swiss capital
Swiss CET1 capital	44,185	40,691
Going concern capital	59,110	55,648
Gone concern capital	41,316	41,857
Total loss-absorbing capacity (TLAC)	100,426	97,505
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	267,558	276,157
Leverage exposure	SFr 895,810	SFr 806,005
Swiss capital ratios
Swiss CET1 ratio	0.165	0.147
Going concern capital ratio	22.10%	20.20%
Gone concern capital ratio	15.40%	15.20%
TLAC ratio	0.375	0.353
Swiss leverage ratios
Swiss CET1 leverage ratio	4.90%	5.00%
Going concern leverage ratio	6.60%	6.90%
Gone concern leverage ratio	4.60%	5.20%
TLAC leverage ratio	11.20%	12.10%
Capital ratio requirements %
Swiss CET1 ratio requirement	10.00%	10.00%
Going concern capital ratio requirement	14.30%	14.30%
Gone concern capital ratio requirement	14.30%	14.30%
TLAC ratio requirement	0.286	0.286
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	3.50%	3.50%
Going concern leverage ratio requirement	5.00%	5.00%
Gone concern leverage ratio requirement	5.00%	5.00%
TLAC leverage ratio requirement	10.00%	10.00%
Gone concern capital, phase-in	SFr 41,565	SFr 42,203
Instruments being phase-in	SFr 249	SFr 346
Gone concern ratio including central bank funds	4.60%	4.50%
Leverage exposure, including central bank funds	SFr 895,810	SFr 930,223
Central bank funds		SFr 124,218